Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 15 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statement except that the parent company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiary. The parent company and its subsidiaries, and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the parent company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The parent company’s share of income from its subsidiaries and VIE were reported as share of income of subsidiaries and VIE subsidiary in the accompanying parent company financial statements.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2020 and 2019, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2020	2019
ASSETS
Current assets:
Cash	$4,602,243	$-
Deferred offering costs	292,000	-
Non-current assets
Investment in subsidiaries and VIE	15,034,773	4,374,646
Total assets	$19,929,016	$4,374,646

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to related parties	$1,184,272	$-

STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, 450,000,000 shares authorized, 21,149,425 and 20,000,000 issued and outstanding at December 31, 2020 and 2019, respectively	2,115	2,000
Preferred shares, $0.0001 par value, 50,000,000 shares authorized, 750,000 issued and outstanding at December 31, 2020 and 2019	75	75
Additional paid-in capital	14,171,120	4,171,235
Statutory reserve	394,541	94,837
Retained earnings	3,353,031	66,043
Accumulated other comprehensive income	823,862	40,456
Total stockholders’ equity	18,744,744	4,374,646
Total liabilities and stockholders’ equity	$19,929,016	$4,374,646

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2020	2019	2018
GENERAL AND ADMINISTRATIVE EXPENSES	$(990,029)	$-	$-
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	4,576,721	1,278,359	1,477,907
NET INCOME	3,586,692	1,278,359	1,477,907
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	783,406	2,437	(110,179)
COMPREHENSIVE INCOME	$4,370,098	$1,280,796	$1,367,728

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,586,692	$1,278,359	$1,477,907
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(4,576,721)	(1,278,359)	(1,477,907)
Net cash used in operating activities	(990,029)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	(292,000)	-	-
Issuance of Ordinary Shares	4,700,000	-	-
Proceeds from related party loans	1,184,272	-	-
Net cash provided by financing activities	5,592,272	-	-

CHANGES IN CASH	4,602,243	-	-
CASH, beginning of year	-	-	-
CASH, end of year	$4,602,243	$-	$-